THE PBHG FUNDS, INC.

                                   SUPPLEMENT
                             DATED OCTOBER 20, 1998
                                     TO THE
                         PROSPECTUS DATED JUNE 1, 1998

                               PBHG Class Shares




     This Supplement updates certain information contained in the above dated Prospectus of The PBHG Funds, Inc. You should retain both this Supplement and the Prospectus for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 1-800-347-9256.

     Effective immediately James D. McCall, CFA manages the PBHG Core Growth Fund. A discussion of Mr. McCall's prior business experience begins on page 35 of the Prospectus.